Share capital (Details) - EUR (€)	Apr. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Share capital		€ 47,659,528.60	€ 27,191,000
Number of outstanding shares		238,297,642
Nominal value per share		€ 0.20		€ 0.20
Share premium		€ (1,588,000)	27,781,000
Share premium				€ 13,627,000
Allocation of premiums to retained earnings	€ 19,747,000
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital		€ 47,660,000	€ 27,191,000
Number of outstanding shares		238,297,642	135,953,657
Nominal value per share		€ 0.20	€ 0.20